Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 200.8	$ 252.2
Equity securities	35.8	14.1
Amounts receivable (note 6)	34.5	44.9
Inventory (note 7)	161.2	131.7
Other current assets	14.4	11.6
Total Current Assets	446.7	454.5
Non-Current Assets
Long-term inventory (note 7)	68.7	75.8
Mineral property, plant and equipment (note 8)	2,753.4	1,918.2
Other non-current assets	45.0	43.7
Total Assets	3,313.8	2,492.2
Current Liabilities
Accounts payable and accrued liabilities (note 9)	96.8	94.5
Current portion of financing obligations (note 10)	4.2	3.6
Income taxes payable	5.7	1.5
Total Current Liabilities	106.7	99.6
Non-Current Liabilities
Deferred income taxes (note 12)	477.0	291.0
Decommissioning liabilities (note 11)	44.6	39.6
Debt and financing obligations (note 10)	3.3	301.3
Other non-current liabilities	1.0	1.3
Total Liabilities	632.6	732.8
E Q U I T Y
Share capital (note 13)	3,691.7	2,822.2
Contributed surplus	89.5	70.9
Warrants	4.0	3.5
Accumulated other comprehensive income	13.0	0.4
Deficit	(1,117.0)	(1,137.6)
Total Equity	2,681.2	1,759.4
Total Liabilities and Equity	$ 3,313.8	$ 2,492.2